Retirement Benefit Plans - Summary of Sensitivity of Defined Benefit Obligation to Changes in Weighted Average Assumptions (Detail)	Dec. 31, 2018	Dec. 31, 2017
Discount rate [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Change in Assumption	1.00%	1.00%
Increase in Assumption	12.00%	15.00%
Decrease in Assumption	14.00%	17.00%
Rate of increase in future compensation [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Change in Assumption	1.00%	1.00%
Increase in Assumption	1.00%	1.00%
Decrease in Assumption	1.00%	1.00%
Medical cost claim trend rate [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Change in Assumption	1.00%	1.00%
Increase in Assumption	1.00%	2.00%
Decrease in Assumption	1.00%	2.00%